Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-15106
Entity Registrant Name	PETROBRAS - PETROLEO BRASILEIRO SA
Entity Central Index Key	0001119639
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Avenida Henrique Valadares, 28
Entity Address, City or Town	Rio de Janeiro
Entity Address, Country	BR
Entity Address, Postal Zip Code	20231-030
Title of 12(b) Security	Petrobras American Depositary Shares, or ADSs
Trading Symbol	PBR
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	7,442,231,382
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1124
Auditor Name	KPMG Auditores Independentes Ltda.
Auditor Location	Rio de Janeiro
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Avenida Henrique Valadares, 28
Entity Address, City or Town	Rio de Janeiro
Entity Address, Country	BR
Entity Address, Postal Zip Code	20231-030
City Area Code	21
Local Phone Number	3224-2401
Contact Personnel Name	Fernando Sabbi Melgarejo
Contact Personnel Email Address	dfinri@petrobras.com.br